Maturity According to their Remaining Terms of Financial Assets and Liabilities	12 Months Ended
Dec. 31, 2025
Maturity According to their Remaining Terms of Financial Assets and Liabilities [Abstract]
Maturity according to their remaining Terms of Financial Assets and Liabilities
42.	Maturity according to their remaining Terms of Financial Assets and Liabilities:

The table below details the main financial assets and liabilities grouped in accordance with their remaining maturity, including capitals and accrued interest as of December 31, 2025 and 2024. As these are for trading and financial instruments at fair value through other comprehensive income they are included at their fair value:

	2025
	On demand	Up to 1 month	Over 1 month and up to 3 months	Over 3 month and up to 12 months	Subtotal up to 1 year	Over 1 year and up to 3 years	Over 3 years and up to 5 years	Over 5 years	Subtotal over 1 year	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Assets
Cash and deposits in banks	2,590,986	—	—	—	2,590,986	—	—	—	—	2,590,986
Transactions in the course of collection	—	414,419	—	—	414,419	—	—	—	—	414,419
Financial assets held for trading at fair value through profit or loss
Derivative financial instruments	—	168,297	136,487	323,653	628,437	398,808	386,942	456,453	1,242,203	1,870,640
Debt financial instruments	—	3,121,702	—	—	3,121,702	—	—	—	—	3,121,702
Others	—	402,259	—	—	402,259	—	—	—	—	402,259
Financial assets at fair value through other comprehensive income
Debt Financial Instruments	—	71,180	341,097	1,162,592	1,574,869	1,339,478	218,817	415,807	1,974,102	3,548,971
Equity Instruments	—	—	—	—	—	—	—	11,232	11,232	11,232
Derivative financial instruments for hedging purposes	—	—	—	—	—	9,670	—	20,044	29,714	29,714
Financial assets at amortized cost
Rights by resale agreements	—	79,029	20,337	1,277	100,643	—	—	—	—	100,643
Debt financial instruments (*)	—	—	8,620	—	8,620	133,217	319,119	—	452,336	460,956
Loans to Banks (**)	—	186,241	8,838	204,713	399,792	—	—	—	—	399,792
Loans to customers (**)	—	5,629,789	2,215,757	7,141,898	14,987,444	7,033,442	4,612,946	12,620,482	24,266,870	39,254,314
Total financial assets	2,590,986	10,072,916	2,731,136	8,834,133	24,227,998	8,914,615	5,537,824	13,524,018	27,976,457	52,205,628

	2025
	On demand	Up to 1 month	Over 1 month and up to 3 months	Over 3 month and up to 12 months	Subtotal up to 1 year	Over 1 year and up to 3 years	Over 3 years and up to 5 years	Over 5 years	Subtotal over 1 year	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Liabilities
Transactions in the course of payment	—	564,172	—	—	564,172	—	—	—	—	564,172
Financial liabilities held for trading at fair value through profit or loss
Derivative financial instruments	—	205,436	136,315	350,100	691,851	546,890	381,826	458,898	1,387,614	2,079,465
Others	—	203	309	—	512	—	—	—	—	512
Derivative financial instruments for hedging purposes	—	—	—	—	—	4,363	53,287	240,167	297,817	297,817
Financial liabilities at amortized cost
Current accounts and other demand deposits	14,791,870	—	—	—	14,791,870	—	—	—	—	14,791,870
Time deposits and saving accounts (***)	—	9,119,787	2,863,533	1,765,508	13,748,828	6,467	793	631	7,891	13,756,719
Obligations by repurchase agreements	—	286,915	—	—	286,915	—	—	—	—	286,915
Borrowings from financial institutions	—	64,758	322,064	773,675	1,160,497	136,254	—	—	136,254	1,296,751
Debt financial instruments issued
Mortgage finance bonds	—	53	34	20	107	83	89	242	414	521
Bonds	—	85,903	412,740	1,120,727	1,619,370	2,516,201	1,715,429	4,949,330	9,180,960	10,800,330
Other financial obligations	—	367,323	—	—	367,323	—	—	—	—	367,323
Lease liabilities	—	2,217	4,435	16,917	23,569	32,855	10,827	7,092	50,774	74,343
Regulatory capital financial instruments	—	2,153	—	105,722	107,875	11,039	9,241	958,938	979,218	1,087,093
Total financial liabilities	14,791,870	10,698,920	3,739,430	4,132,669	33,362,889	3,254,152	2,171,492	6,615,298	12,040,942	45,403,831

(*)	These balances are presented without deduction of impairment, which amount to Ch$19 million.
(**)	These balances are presented without deduction of their related allowances, which amount to Ch$712,003 million for loans to customers and Ch$1,764 million for borrowings from financial institutions.
(***)	Excludes term saving accounts, which amount to Ch$405,689 million.
	2024
	On demand	Up to 1 month	Over 1 month and up to 3 months	Over 3 month and up to 12 months	Subtotal up to 1 year	Over 1 year and up to 3 years	Over 3 year and up to 5 years	Over 5 years	Subtotal over 1 year	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Assets
Cash and deposits in banks	2,699,076	—	—	—	2,699,076	—	—	—	—	2,699,076
Transactions in the course of collection	—	372,456	—	—	372,456	—	—	—	—	372,456
Financial assets held for trading at fair value through profit or loss
Derivative financial instruments	—	87,403	120,813	465,718	673,934	540,872	405,243	683,304	1,629,419	2,303,353
Debt financial instruments	—	1,714,381	—	—	1,714,381	—	—	—	—	1,714,381
Others	—	411,689	—	—	411,689	—	—	—	—	411,689
Financial assets at fair value through other comprehensive income
Debt Financial Instruments	—	123,164	250,542	683,008	1,056,714	196,319	590,462	244,850	1,031,631	2,088,345
Equity Instruments	—	—	—	—	—	—	—	9,492	9,492	9,492
Derivative financial instruments for hedging purposes	—	—	—	4,783	4,783	25,936	15,741	27,499	69,176	73,959
Financial assets at amortized cost
Rights by resale agreements	—	55,295	31,242	754	87,291	—	—	—	—	87,291
Debt financial instruments (*)	—	—	16,833	—	16,833	477,895	131,070	318,311	927,276	944,109
Loans to Banks (**)	—	398,512	57,306	211,885	667,703	—	—	—	—	667,703
Loans to customers, net (**)	—	5,405,475	2,853,497	7,464,859	15,723,831	6,849,850	4,175,945	12,186,670	23,212,465	38,936,296
Total financial assets	2,699,076	8,568,375	3,330,233	8,831,007	23,428,691	8,090,872	5,318,461	13,470,126	26,879,459	50,308,150

	2024
	On demand	Up to 1 month	Over 1 month and up to 3 months	Over 3 month and up to 12 months	Subtotal up to 1 year	Over 1 year and up to 3 years	Over 3 year and up to 5 years	Over 5 years	Subtotal over 1 year	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Liabilities
Transactions in the course of payment	—	283,605	—	—	283,605	—	—	—	—	283,605
Financial liabilities held for trading at fair value through profit or loss
Derivative financial instruments	—	80,124	103,327	450,350	633,801	674,660	475,577	660,683	1,810,920	2,444,721
Others	—	580	—	—	580	410	—	—	410	990
Derivative financial instruments for hedging purposes	—	—	—	10,741	10,741	241	28,906	101,152	130,299	141,040
Financial liabilities at amortized cost
Current accounts and other demand deposits	14,630,797	—	—	—	14,630,797	—	—	—	—	14,630,797
Time deposits and saving accounts (***)	—	9,205,679	2,636,427	2,073,931	13,916,037	53,594	452	547	54,593	13,970,630
Obligations by repurchase agreements	—	109,214	65	515	109,794	—	—	—	—	109,794
Borrowings from financial institutions	—	7,945	161,196	783,552	952,693	150,775	—	—	150,775	1,103,468
Debt financial instruments issued
Mortgage finance bonds	—	138	140	161	439	40	86	285	411	850
Bonds	—	4,451	134,852	1,033,995	1,173,298	2,577,932	2,043,457	3,894,532	8,515,921	9,689,219
Other financial obligations	—	284,479	—	—	284,479	—	—	—	—	284,479
Lease liabilities	—	2,252	4,728	19,046	26,026	36,552	18,746	10,105	65,403	91,429
Regulatory capital financial instruments	—	1,815	—	112,095	113,910	13,514	11,365	930,090	954,969	1,068,879
Total financial liabilities	14,630,797	9,980,282	3,040,735	4,484,386	32,136,200	3,507,718	2,578,589	5,597,394	11,683,701	43,819,901

(*)	These balances are presented without deduction of impairment, which amounts to Ch$35 million.
(**)	These balances are presented without deduction of their related allowances, which amount to Ch$693,434 million for loans to customers and Ch$1,988 million for borrowings from financial institutions.
(***)	Excludes term saving accounts, which amount to Ch$374,593 million.